Other information - Supplemental Cash Flow Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment in consolidated subsidiaries and businesses
Current assets	€ 408	€ 147
Non-current assets	1,985	1,981
Net borrowings	(91)	(541)
Current and non-current liabilities	(622)	(366)
Net effect of investments	1,680	1,221
Goodwill	25	482	€ 1,574
Fair value of investments held before the acquisition of control	(271)	(21)
Non-controlling interests	(2)	(15)
Purchase price	1,432	1,667
Less: Cash and cash equivalents acquired	(155)	(31)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	1,277	1,636	1,901
Disposal of consolidated subsidiaries and businesses
Current assets	130	1,377
Non-current assets	153	8,618
Net borrowings	180	(2,085)
Current and non-current liabilities	(124)	(2,351)
Net effect of disposals	339	5,559
Current value of the stake held for business combinations	(580)	(5,726)
Reclassification among other items of OCI	(7)	(918)
Gain on disposal of business combinations	427	2,704
Fair value of share capital held after the sale of control	414
Credits for divestments	(173)	(1,609)
Selling price	420	10
Less: Cash and cash equivalents sold	(25)	(70)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	€ 395	€ (60)	76
Business combinations excluding Union Fenosa Gas
Investment in consolidated subsidiaries and businesses
Current assets			262
Non-current assets			1,124
Net borrowings			(486)
Current and non-current liabilities			(349)
Net effect of investments			551
Fair value of investments held before the acquisition of control			(99)
Non-controlling interests			(4)
Purchase price			2,022
Less: Cash and cash equivalents acquired			(121)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination			1,901
Disposal of consolidated subsidiaries and businesses
Current assets			2
Net effect of disposals			2
Selling price			2
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of			2
Union Fenosa Gas SA
Investment in consolidated subsidiaries and businesses
Value of investment sold			232
Current assets			370
Non-current assets			378
Net borrowings			(128)
Current and non-current liabilities			(420)
Net effect of investments			200
Less: Cash and cash equivalents acquired			42
Disposal of consolidated subsidiaries and businesses
Net effect of disposals			32
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of			€ 74